Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000109987
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%	16.45%	8.78%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	18.14%	10.76%	13.65%
S&P U.S. Power Infrastructure Select Index (Spliced)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Power Infrastructure Select Index (Spliced)
Average Annual Return, Percent	13.19%	16.09%	8.45%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.01%	9.49%	11.33%